                              United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
  Certified Shareholder Report of Registered Management Investment Companies

                                   811-2677
                     (Investment Company Act File Number)

                  Federated Municipal Securities Fund, Inc.
       _______________________________________________________________

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End: 3/31/04

              Date of Reporting Period: Six months ended 9/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Municipal Securities Fund, Inc.

Established 1976

27TH SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2003

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
FINANCIAL STATEMENTS

Financial Highlights -- Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2003	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$10.75	$10.22	$10.45	$9.90	$10.87	$10.91
Income From Investment Operations:
Net investment income	0.22	0.47 [2]	0.47 [3]	0.47 [2]	0.58	0.53
Net realized and unrealized gain (loss) on investments and swap contracts	0.02	0.53	(0.23)[3]	0.55	(1.02)	(0.05)

TOTAL FROM INVESTMENT OPERATIONS	0.24	1.00	0.24	1.02	(0.44)	0.48

Less Distributions:
Distributions from net investment income	(0.22)	(0.47)	(0.47)	(0.47)	(0.50)	(0.52)
Distributions from net realized gain on investments	--	--	--	--	(0.03)	--

TOTAL DISTRIBUTIONS	(0.22)	(0.47)	(0.47)	(0.47)	(0.53)	(0.52)

Net Asset Value, End of Period	$10.77	$10.75	$10.22	$10.45	$9.90	$10.87

Total Return[4]	2.24%	9.91%	2.31%	10.60%	(4.01)%	4.46%

Ratios to Average Net Assets:

Expenses	0.85%[5]	0.85%	0.86%	0.88%	0.92%	0.87%

Net investment income	4.06%[5]	4.41%	4.52%[3]	4.68%	5.72%	4.86%

Expense waiver/reimbursement[6]	0.14%[5]	0.14%	0.14%	0.14%	0.14%	0.14%

Supplemental Data:

Net assets, end of period (000 omitted)	$484,348	$466,097	$450,049	$461,456	$471,475	$562,883

Portfolio turnover	31%	54%	35%	28%	68%	31%

1 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Per share information is based on average shares outstanding.

3 Effective April 1, 2001, the Fund adopted provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. For the year ended March 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2003	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$10.75	$10.22	$10.45	$ 9.90	$10.87	$10.91
Income From Investment Operations:
Net investment income	0.18	0.37 [2]	0.38 [3]	0.38 [2]	0.48	0.43
Net realized and unrealized gain (loss) on investments and swap contracts	0.01	0.53	(0.23)[3]	0.55	(1.01)	(0.05)

TOTAL FROM INVESTMENT OPERATIONS	0.19	0.90	0.15	0.93	(0.53)	0.38

Less Distributions:
Distributions from net investment income	(0.17)	(0.37)	(0.38)	(0.38)	(0.41)	(0.42)
Distributions from net realized gain on investments	--	--	--	--	(0.03)	--

TOTAL DISTRIBUTIONS	(0.17)	(0.37)	(0.38)	(0.38)	(0.44)	(0.42)

Net Asset Value, End of Period	$10.77	$10.75	$10.22	$10.45	$ 9.90	$10.87

Total Return[4]	1.79%	8.94%	1.41%	9.62%	(4.85)%	3.53%

Ratios to Average Net Assets:

Expenses	1.74%[5]	1.74%	1.75%	1.77%	1.81%	1.76%

Net investment income	3.17%[5]	3.52%	3.63%[3]	3.79%	4.68%	3.97%

Supplemental Data:

Net assets, end of period (000 omitted)	$71,953	$77,381	$71,429	$71,511	$72,095	$88,756

Portfolio turnover	31%	54%	35%	28%	68%	31%

1 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Per share information is based on average shares outstanding.

3 Effective April 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. For the year ended March 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended March 31,
	9/30/2003	2003	2002	2001	2000 [1]	1999
Net Asset Value, Beginning of Period	$10.75	$10.22	$10.45	$ 9.90	$10.87	$10.91
Income From Investment Operations:
Net investment income	0.16	0.37 [2]	0.38 [3]	0.38 [2]	0.48	0.43
Net realized and unrealized gain (loss) on investments and swap contracts	0.03	0.53	(0.23)[3]	0.55	(1.01)	(0.05)

TOTAL FROM INVESTMENT OPERATIONS	0.19	0.90	0.15	0.93	(0.53)	0.38

Less Distributions:
Distributions from net investment income	(0.17)	(0.37)	(0.38)	(0.38)	(0.41)	(0.42)
Distributions from net realized gain on investments	--	--	--	--	(0.03)	--

TOTAL DISTRIBUTIONS	(0.17)	(0.37)	(0.38)	(0.38)	(0.44)	(0.42)

Net Asset Value, End of Period	$10.77	$10.75	$10.22	$10.45	$ 9.90	$10.87

Total Return[4]	1.79%	8.94%	1.41%	9.63%	(4.85)%	3.54%

Ratios to Average Net Assets:

Expenses	1.74%[5]	1.74%	1.75%	1.76%	1.80%	1.75%

Net investment income	3.17%[5]	3.52%	3.63%[3]	3.80%	4.68%	3.98%

Expense waiver/reimbursement[6]	--	--	--	0.01%	0.01%	0.01%

Supplemental Data:

Net assets, end of period (000 omitted)	$15,236	$13,324	$9,188	$9,620	$10,601	$16,870

Portfolio turnover	31%	54%	35%	28%	68%	31%

1 Beginning with the year ended March 31, 2000, the Fund was audited by Ernst & Young LLP. The previous year was audited by other auditors.

2 Per share information is based on average shares outstanding.

3 Effective April 1, 2001, the Fund adopted provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on debt securities. For the year ended March 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

September 30, 2003 (unaudited)

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--96.3%
		Alabama--0.5%
$3,000,000		Mobile County, AL IDA, Industrial Development Revenue Bonds (Series 2000), 6.875% TOBs (Ipsco, Inc.), Mandatory Tender 5/1/2010	NR		$2,748,330

		Arkansas--0.2%
1,000,000		Jefferson County, AR, Hospital Revenue Improvement and Refunding Bonds (Series 2001), 5.80% (Jefferson Regional Medical Center)/(Original Issue Yield: 5.90%), 6/1/2021	A/NR		1,056,170

		California--9.6%
6,000,000		California State Department of Veteran Affairs, Home Purpose Revenue Bonds (Series 1997C), 5.50%, 12/1/2019	A/Aa2		6,298,200
2,500,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Insured Series), 5.25% (MBIA Insurance Corp. INS), 5/1/2007	AAA/Aaa		2,801,150
2,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Insured Series), 5.375% (AMBAC INS), 5/1/2018	AAA/Aaa		2,193,220
5,000,000		California State Public Works Board, Lease Revenue Refunding Bonds, (Series A), 5.25% (Trustees of the California State University), 10/1/2015	BBB-/A2		5,285,700
1,500,000		California State, UT GO Bonds, 5.00%, 2/1/2011	BBB/A3		1,634,865
2,500,000		California State, UT GO Bonds, 5.125% (Original Issue Yield: 5.45%), 6/1/2031	BBB/A3		2,474,275
2,000,000		California State, Various Purpose GO Bonds, 5.00%, 2/1/2009	BBB/A3		2,203,260
1,495,000		California Statewide Communities Development Authority, COPs, 6.00% (Sutter Health)/ (FSA INS), 8/15/2013	AAA/Aaa		1,744,441
1,930,000		California Statewide Communities Development Authority, COPs, 6.00% (Sutter Health)/ (FSA INS), 8/15/2015	AAA/Aaa		2,223,418
4,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2002D), 4.35% TOBs (Kaiser Permanente), Mandatory Tender 2/1/2007	A/A3		4,237,120
4,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds (Series 1999), 5.375% (MBIA Insurance Corp. INS), 1/15/2015	AAA/Aaa		4,447,400
1,180,000		Los Angeles, CA, Department of Water & Power, Revenue Refunding Bonds, 5.90% (Los Angeles, CA Department of Water & Power (Electric/Power System)), 2/15/2015	AA-/Aa3		1,270,046
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		California--continued
$5,000,000		Los Angeles, CA, Unified School District, UT GO Bonds (Series 2003A), 5.00% (MBIA Insurance Corp. INS), 1/1/2028	AAA/Aaa		$5,082,650
3,000,000		Los Angeles, CA, Unified School District, UT GO Bonds (Series 2003A), 5.375% (MBIA Insurance Corp. INS), 7/1/2016	AAA/Aaa		3,370,170
2,210,000		Sacramento, CA, Municipal Utility District, Electric Revenue Bonds (Series R), 5.00% (MBIA Insurance Corp. INS), 8/15/2011	AAA/Aaa		2,483,112
1,500,000		University of California, General Revenue Bonds, (Series A), 5.125% (AMBAC INS), 5/15/2020	AAA/Aaa		1,596,015
5,335,000		University of California, Research Facilities Revenue Bonds (Series 2001E), 5.00% (AMBAC INS), 9/1/2027	AAA/Aaa		5,413,158

		TOTAL			54,758,200

		Colorado--1.5%
2,000,000		Colorado Department of Transportation, Transportation Revenue Anticipation Notes (Series 2001A), 5.50% (MBIA Insurance Corp. INS), 6/15/2016	AAA/#Aaa		2,337,460
6,000,000		Denver, CO, Convention Center Hotel Authority, Convention Center Hotel Senior Revenue Bonds (Series 2003A), 5.00% (XL Capital Assurance Inc. INS), 12/1/2022	AAA/Aaa		6,210,060

		TOTAL			8,547,520

		Delaware--0.5%
2,500,000		Delaware State, UT GO (Series 2000A), 5.25% (Original Issue Yield: 5.40%), 4/1/2016	AAA/Aaa		2,856,725

		District of Columbia--1.0%
5,000,000		District of Columbia Water & Sewer Authority, Public Utility Revenue Bonds, 5.50% (FSA LOC), 10/1/2017	AAA/Aaa		5,771,950

		Florida--2.8%
3,000,000	[2,3]	Capital Trust Agency, FL, Revenue Bonds (Series 2001), 10.00% (Seminole Tribe of Florida Convention and Resort Hotel Facilities), 10/1/2033	NR		3,539,430
4,335,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(Original Issue Yield: 9.173%), 6/1/2014	AA+/Aa2		6,091,065
665,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 9.125% (Florida State)/(United States Treasury COL)/(Original Issue Yield: 9.173%), 6/1/2014	AAA/#Aaa		930,960
3,000,000		Florida State, UT GO Bonds, Broward County Expressway Authority, 10.00% (Escrowed In Treasuries LOC)/(Original Issue Yield: 10.105%), 7/1/2014	AAA/#Aaa		4,438,080
1,000,000		Miami-Dade County, FL, Expressway Authority, Toll System Revenue Bonds, 6.00% (FGIC INS), 7/1/2013	AAA/Aaa		1,180,520

		TOTAL			16,180,055

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Georgia--2.1%
$1,850,000		Bibb County, GA, Development Authority, Revenue Bonds, (Series 1991 IR-1), 4.85% (Temple-Inland, Inc.), 12/1/2009	BBB/NR		$1,887,573
6,940,000		Clayton County & Clayton County, GA, Water Authority, Revenue Bonds, 5.125% (Original Issue Yield: 5.32%), 5/1/2021	AA/Aa3		7,922,149
2,000,000		Savannah, GA, EDA, Revenue Bonds, 6.80% (Savannah College of Art and Design, Inc.), 10/1/2019	BBB-/NR		2,147,200

		TOTAL			11,956,922

		Illinois--1.4%
3,000,000		Granite City, IL, Disposal Revenue Bonds, 5.00% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2005	BBB/NR		3,092,670
5,000,000		Illinois Educational Facilities Authority, Revenue Bonds, 5.00% (Loyola University)/(Original Issue Yield: 5.10%), 7/1/2026	A-/A3		4,982,800

		TOTAL			8,075,470

		Indiana--2.2%
1,000,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (USX Corp.), Mandatory Tender 12/2/2011	BBB+/Baa1		1,056,100
1,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 5.25% (Floyd Memorial Hospital, IN)/(Original Issue Yield: 5.50%), 2/15/2022	A/NR		1,008,290
4,000,000		Indiana State HFA, SFM Revenue Bonds (Series A), 5.30% (GNMA Collateralized Home Mortgage Program GTD), 7/1/2022	NR/Aaa		4,111,200
6,000,000		Indianapolis, IN, Airport Authority, Special Facilities Revenue Bonds, 7.10% (FedEx Corp.)/(Original Issue Yield: 7.178%), 1/15/2017	BBB/Baa2		6,332,880

		TOTAL			12,508,470

		Kansas--0.2%
1,150,000		University of Kansas Hospital Authority, Health Facilities Revenue Bonds, 5.50% (KU Health System)/(Original Issue Yield: 5.62%), 9/1/2022	A-/NR		1,195,528

		Louisiana--1.9%
6,000,000		De Soto Parish, LA, Environmental Improvement Authority, Revenue Bonds, 7.70% (International Paper Co.), 11/1/2018	BBB/Baa2		6,383,280
5,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original Issue Yield: 7.75%), 10/1/2022	NR		4,525,500

		TOTAL			10,908,780

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Maine--0.4%
$2,500,000		Portland, ME, General Airport Revenue Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2023	AAA/Aaa		$2,568,800

		Massachusetts--4.5%
5,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2000B), 6.00%, 6/1/2016	AAA/Aa2		5,914,600
10,000,000		Commonwealth of Massachusetts, UT GO Bonds (Series 2002B), 5.50% (FSA INS), 3/1/2016	AAA/Aaa		11,488,200
2,000,000		Massachusetts Bay Transportation Authority, Assessment Bonds (Series 2000A), 5.75%, 7/1/2016	AAA/Aa1		2,277,460
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002D), 6.50% (Milford-Whitinsville Hospital), 7/15/2023	BBB-/Baa2		1,027,930
4,500,000		Massachusetts Water Pollution Abatement Trust Pool, Program Bonds (Series 6), 5.25% (Original Issue Yield: 5.50%), 8/1/2019	AAA/Aaa		4,884,795

		TOTAL			25,592,985

		Michigan--5.8%
2,090,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.), 5/1/2018	BBB/Baa2		2,131,925
3,000,000		Detroit, MI Sewage Disposal System, Senior Lien Revenue Refunding Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2023	AAA/Aaa		3,092,040
1,000,000		Kentwood, MI Public Schools, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2023	AAA/Aaa		1,030,300
2,780,000		Michigan Municipal Bond Authority, Refunding Revenue Bonds (Series 2002), 5.25% (Drinking Water Revolving Fund), 10/1/2021	AAA/Aaa		2,987,666
2,390,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Clean Water Revolving Fund), 10/1/2015	AAA/Aaa		2,866,136
2,595,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2000), 5.875% (Drinking Water Revolving Fund), 10/1/2015	AAA/Aaa		3,111,976
1,250,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.00% (MBIA Insurance Corp. INS), 1/1/2006	AAA/Aaa		1,352,475
1,250,000		Michigan Public Power Agency, Belle River Project Refunding Revenue Bonds (Series 2002A), 5.00% (MBIA Insurance Corp. INS), 1/1/2007	AAA/Aaa		1,380,175
1,950,000		Michigan State Comprehensive Transportation Board, Revenue Bonds (Series 2002B), 5.25% (FSA INS), 5/15/2020	AAA/Aaa		2,098,960
2,265,000		Michigan State Comprehensive Transportation Board, Revenue Bonds (Series 2002B), 5.25% (FSA INS), 5/15/2021	AAA/Aaa		2,419,428
1,500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2002A), 6.00% (Oakwood Obligated Group), 4/1/2022	A/A2		1,616,475
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Michigan--continued
$1,000,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI)/(Original Issue Yield: 5.67%), 3/1/2022	A+/A2		$1,038,290
4,215,000		Michigan State, Environmental Protection Program UT GO Bonds, 5.25% (Original Issue Yield: 5.34%), 11/1/2018	AAA/Aaa		4,859,853
3,000,000		Michigan State, Refunding UT GO Bonds, 5.00%, 12/1/2008	AAA/Aaa		3,402,750

		TOTAL			33,388,449

		Minnesota--1.6%
5,800,000		Minneapolis/St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Revenue Bonds (Series 2003A), 5.00% (MBIA Insurance Corp. INS), 1/1/2022	AAA/Aaa		5,997,142
2,375,000		St. Paul, MN Housing & Redevelopment Authority, Hospital Revenue Refunding Bonds ( Series A), 6.625% (Healtheast, MN)/(Original Issue Yield: 6.687%), 11/1/2017	BB-/Ba2		2,360,014
1,000,000		St. Paul, MN, Housing & Redevelopment Authority, Revenue Bonds (Series 1997A), 5.70% (Healtheast, MN)/(Original Issue Yield: 5.756%), 11/1/2015	BB-/Ba2		928,930

		TOTAL			9,286,086

		Mississippi--1.0%
1,500,000		Mississippi State, UT GO Bonds, 5.50%, 9/1/2015	AA/Aa3		1,744,905
3,335,000		Mississippi State, UT GO Bonds, 5.50%, 9/1/2016	AA/Aa3		3,877,938

		TOTAL			5,622,843

		Missouri--0.1%
745,000		Kansas City, MO, IDA, MFH Revenue Bonds, 6.70% (Woodbridge Apartments Project), 8/1/2015	NR		712,712

		New Jersey--4.3%
5,000,000		Garden State Preservation Trust, NJ, Revenue Bonds (Series 2003A), 5.25% (FSA INS), 11/1/2011	AAA/Aaa		5,720,100
5,000,000	[2,3]	New Jersey EDA, RITES (PA-1203), 9.28685% (FGIC INS), 6/15/2011	NR		6,189,050
5,000,000	[2,3]	New Jersey State Transportation Trust Fund Authority, RITES (PA-1204), 9.7474% (FSA INS), 12/15/2013	NR		6,610,650
5,000,000		New Jersey State Transportation Trust Fund Authority, Revenue Bonds (Series 2003A), 5.50% (FSA INS), 12/15/2016	AAA/Aaa		5,805,300

		TOTAL			24,325,100

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--13.9%
$5,000,000	[2,3]	Metropolitan Transportation Authority, NY, RITES (PA-1042R), 9.65863% (MBIA Insurance Corp. INS), 1/1/2010	NR		$6,094,000
4,000,000		New York City, NY, Health and Hospitals Corp., Health System Revenue Bonds (Series 2003A), 5.00% (AMBAC INS), 2/15/2011	AAA/Aaa		4,443,160
4,000,000		New York City, NY, IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	BBB-/Baa3		3,817,720
5,000,000		New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue Bonds (Series 2003E), 5.00%, 6/15/2034	AA/Aa2		5,046,350
5,000,000		New York City, NY, Transitional Finance Authority, Future Tax Secured Revenue Bonds (Series 2000C), 5.50% (Original Issue Yield: 5.68%), 11/1/2020	AA+/Aa2		5,534,300
5,500,000		New York City, NY, UT GO Bonds (Series 2002C), 5.50%, 3/15/2015	A/A2		5,957,655
2,000,000		New York State Dormitory Authority, Court Facilities Lease Revenue Bonds (Series 2003A), 5.25% (New York City, NY), 5/15/2010	A/A3		2,241,040
1,500,000		New York State Dormitory Authority, Insured Revenue Bonds (Series 2003A), 5.00% (New York University)/ (MBIA Insurance Corp. INS), 7/1/2011	NR/Aaa		1,681,275
3,000,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series 2003C-1), 5.00% (New York State), 2/15/2009	AA-/NR		3,304,140
3,000,000		New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds (Series 2003C-1), 5.00% (New York State), 2/15/2010	AA-/NR		3,292,920
5,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.25% (City University of New York)/(MBIA Insurance Corp. INS), 7/1/2009	AAA/NR		5,702,100
2,500,000		New York State Dormitory Authority, Revenue Bonds (Series A), 5.50% (University of Rochester, NY)/(Original Issue Yield: 5.60%), 7/1/2016	A+/A1		2,718,150
5,000,000		New York State Dormitory Authority, Revenue Bonds, 6.00% (State University of New York)/(MBIA Insurance Corp. INS), 5/15/2016	AAA/Aaa		5,837,500
990,000		New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, 5.25%, 6/15/2014	AAA/Aaa		1,095,920
1,510,000		New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds, 5.25%, 6/15/2014	AAA/Aaa		1,696,787
3,000,000		New York State Local Government Assistance Corp., Subordinate Lien Revenue Refunding Bonds (Series 2003A-2), 5.00%, 4/1/2009	AA/A1		3,362,040
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		New York--continued
$3,315,000		New York State Mortgage Agency, Mortgage Revenue Bonds (Twenty-Ninth Series), 5.40%, 10/1/2022	NR/Aaa		$3,427,743
4,000,000		New York State Thruway Authority, Local Highway & Bridge Service Contractt Revenue Bonds (Series A-2), 5.375% (MBIA Insurance Corp. INS), 4/1/2016	AAA/Aaa		4,445,400
3,000,000		Suffolk County, NY, Water Authority, Waterworks Refunding Revenue Bonds, 6.00% (MBIA Insurance Corp. INS), 6/1/2014	AAA/Aaa		3,605,010
5,320,000		Triborough Bridge & Tunnel Authority, NY, General Purpose Revenue Bonds (Series 1999B), 5.75%, 1/1/2015	AAA/Aa3		6,149,016

		TOTAL			79,452,226

		North Carolina--1.5%
3,000,000		North Carolina Eastern Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series D), 5.125% (Original Issue Yield: 5.25%), 1/1/2023	BBB/Baa3		2,951,100
2,000,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 13-A), 5.25%, 1/1/2022	AA/Aa2		2,045,840
1,200,000		North Carolina Medical Care Commission, FHA INS Mortgage Revenue Bonds (Series 2003), 5.375% (Betsy Johnson Regional Hospital)/(FSA INS), 10/1/2024	AAA/Aaa		1,276,368
2,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50% (Catawba Electric), 1/1/2011	BBB+/Baa1		2,211,640

		TOTAL			8,484,948

		Ohio--4.6%
3,000,000		Columbus, OH, UT GO Bonds (Series 2), 5.75%, 6/15/2015	AAA/Aaa		3,478,500
3,000,000		Franklin County, OH, Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.64%), 7/1/2017	BBB/NR		2,969,790
4,400,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002A-2), 5.50% (GNMA Collateralized Home Mortgage Program LOC), 9/1/2022	NR/Aaa		4,592,500
4,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	BBB-/Baa3		4,033,400
4,135,000		Ohio State, Infrastructure Improvement UT GO Bonds (Series 1999A), 5.75%, 2/1/2017	AA+/Aa1		4,860,568
5,500,000		Ohio State, Infrastructure Improvement UT GO Bonds (Series A), 5.50% (Original Issue Yield: 5.65%), 2/1/2019	AA+/Aa1		6,385,885

		TOTAL			26,320,643

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Oregon--0.3%
$1,500,000		Clackamas County, OR, Hospital Facilities Authority, Revenue Refunding Bonds (Series 2001), 5.25% (Legacy Health System)/(Original Issue Yield: 5.50%), 5/1/2021	AA/Aa3		$1,566,840

		Pennsylvania--5.5%
2,500,000		Allegheny County, PA, HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	B/B2		2,452,825
1,280,000		Allegheny County, PA, HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (South Hills Health System)/(Original Issue Yield: 5.40%), 5/1/2029	NR/Baa1		1,059,379
4,000,000	[2]	Delaware Valley, PA, Regional Finance Authority, RITES (PA-1029), 10.1389%, 7/1/2017	NR		5,353,520
5,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2002-73A), 5.45%, 10/1/2032	AA+/Aa2		5,111,850
5,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.25% (UPMC Health System), 1/15/2016	A/NR		5,566,300
4,850,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003X), 5.00% (AMBAC INS), 6/15/2011	NR/Aaa		5,434,910
5,500,000		Pennsylvania State IDA, EDRB, 5.50% (AMBAC INS), 7/1/2014	AAA/Aaa		6,271,815

		TOTAL			31,250,599

		Puerto Rico--1.7%
4,500,000		Puerto Rico Electric Power Authority, Revenue Bonds (Series II), 5.25% (XL Capital Assurance Inc. INS)/(Original Issue Yield: 5.27%), 7/1/2022	AAA/Aaa		4,831,740
4,000,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series A), 5.50% (AMBAC INS), 7/1/2014	AAA/Aaa		4,693,880

		TOTAL			9,525,620

		Rhode Island--0.4%
2,500,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 6.375% (Lifespan Obligated Group)/(Original Issue Yield: 6.58%), 8/15/2021	BBB/Baa2		2,604,575

		South Carolina--0.5%
2,850,000		South Carolina Jobs-EDA, ERDBs, (Series 2002A), 5.50% (Bon Secours Health System)/(Original Issue Yield: 5.75%), 11/15/2023	A-/A3		2,893,719

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		South Dakota--0.9%
$2,225,000		South Dakota Housing Development Authority, Home Ownership Mortgage Revenue Bonds (Series 2002C), 5.35%, 5/1/2022	AAA/Aa1		$2,308,126
2,500,000		South Dakota Housing Development Authority, Multiple Purpose Revenue Bonds (Series 2002A), 5.15% (FSA INS), 11/1/2020	NR/Aaa		2,597,875

		TOTAL			4,906,001

		Tennessee--4.2%
5,000,000		Memphis, TN, General Improvement UT GO Bonds, 5.25% (Original Issue Yield: 5.41%), 4/1/2016	AA/Aa2		5,516,250
5,515,000		Metropolitan Government Nashville & Davidson County, TN, HEFA, Hospital Revenue Bonds (Series 1998A), 4.90% (Baptist Hospital, Inc. (TN))/(MBIA Insurance Corp. INS), 11/1/2014	AAA/Aaa		6,088,395
3,000,000		Shelby County, TN, Health Education & Housing Facilities Board, Hospital Revenue Bonds, 6.50% (Methodist Healthcare)/ (Original Issue Yield: 6.57%), 9/1/2021	A-/Baa1		3,319,350
6,000,000		Shelby County, TN, Public Improvement UT GO School Bonds (Series A), 5.50%, 4/1/2017	AA+/Aa2		6,707,280
2,500,000		Sullivan County, TN, Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Original Issue Yield: 6.45%), 9/1/2022	BBB+/NR		2,636,850

		TOTAL			24,268,125

		Texas--8.1%
1,000,000		Austin, TX, Convention Center Enterprises, Inc., First Tier Hotel Revenue Bonds (Series 2001A), 6.60%, 1/1/2021	BBB-/Baa3		1,042,200
2,995,000		Brazos River Authority, TX, (Series 1995B), 5.05% TOBs (TXU Energy), Mandatory Tender 6/19/2006	BBB/Baa2		3,120,580
2,000,000		Brazos River Authority, TX, Refunding PCR Bonds (Series 2001C), 5.75% TOBs (TXU Energy), Mandatory Tender 11/1/2011	BBB/Baa2		2,082,480
2,000,000		Comal County, TX, HFDC, Revenue Bonds (Series 2002A), 6.125% (McKenna Memorial Hospital)/(Original Issue Yield: 6.28%), 2/1/2022	BBB/Baa2		2,057,040
2,200,000		Harris County, TX, HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/ (MBIA Insurance Corp. LOC), 6/1/2011	AAA/Aaa		2,601,764
4,000,000		Harris County, TX, HFDC, Hospital Revenue Bonds, (Series 1997A), 6.00% (Memorial Hospital System)/ (MBIA Insurance Corp. LOC), 6/1/2012	AAA/Aaa		4,741,320
4,000,000		Plano, TX, ISD, Refunding UT GO Bonds, 5.25% (PSFG INS), 2/15/2012	AAA/Aaa		4,465,160
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Texas--continued
$2,880,000		Richardson, TX, Hospital Authority, Refunding Revenue Bonds, 6.50% (Baylor/Richardson Medical Center, TX)/(Original Issue Yield: 6.72%), 12/1/2012	BBB+/Baa1		$2,946,758
1,000,000		Sam Rayburn, TX, Municpal Power Agency, Refunding Revenue Bonds (Series 2002A), 6.00%, 10/1/2021	BBB-/Baa2		1,032,620
9,035,000		San Antonio, TX, Electric & Gas System, Prerefunded Revenue Bonds (Series 2000), 5.00% (Original Issue Yield: 6.10%), 2/1/2017	NR/Aa1		10,027,585
5,000,000		Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2002A), 5.40% (American Housing Foundation)/(MBIA Insurance Corp. INS), 9/1/2022	AAA/Aaa		5,249,400
6,000,000		Texas Turnpike Authority, Second Tier BANs (Series 2002), 5.00%, 6/1/2008	AA/Aa3		6,720,240

		TOTAL			46,087,147

		Utah--4.7%
13,500,000		Salt Lake City, UT, Hospital Authority, Hospital Revenue Refunding Bonds (Series A), 8.125% (IHC Hospitals Inc., UT)/ (United States Treasury COL)/(Original Issue Yield: 8.17%), 5/15/2015	AAA/NR		17,738,190
6,315,000		Salt Lake City, UT, Building & Refunding UT GO Bonds (Series 2002), 5.125%, 6/15/2019	NR/Aaa		6,788,436
2,000,000		Utah County, UT, IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	BBB+/Baa1		2,098,680

		TOTAL			26,625,306

		Virginia--1.9%
3,000,000		Chesapeake, VA, IDA, PCR Bonds, 5.25% (Virginia Electric & Power Co.), 2/1/2008	BBB+/A3		3,136,650
5,000,000		Richmond, VA, UT GO Bonds, 5.50% (FSA INS)/(Original Issue Yield: 5.58%), 1/15/2018	AAA/Aaa		5,572,900
2,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Dominion Terminal Associates Project-Brink's Issue), 4/1/2033	BBB/Baa3		2,027,200

		TOTAL			10,736,750

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued
		Washington--4.1%
$5,000,000		Energy Northwest, WA, Electric Refunding Revenue Bonds (Series 2001A), 5.50% (FSA INS), 7/1/2017	AAA/Aaa		$5,562,200
4,500,000		Port of Seattle, WA, Subordinate Lien Revenue Bonds (Series 1999A), 5.25% (FGIC INS), 9/1/2021	AAA/Aaa		4,788,045
5,595,000		Washington State Convention & Trade Center, Lease Revenue Certificates of Participation, 5.125% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 7/1/2013	AAA/Aaa		6,135,869
6,675,000		Washington State, UT GO Bonds, (Series A), 5.625% (Original Issue Yield: 5.66%), 7/1/2022	AA+/Aa1		7,306,322

		TOTAL			23,792,436

		Wisconsin--2.0%
2,915,000		Wisconsin Housing & EDA, Housing Revenue Bonds (Series 2002C), 5.35% (MBIA Insurance Corp. INS), 11/1/2022	AAA/Aaa		3,025,974
5,500,000		Wisconsin State HEFA, Refunding Revenue Bonds, 5.75% (Wheaton Franciscan Services)/(Original Issue Yield: 5.96%), 8/15/2025	A/A2		5,723,905
1,000,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (SynergyHealth, Inc.)/(Original Issue Yield: 6.10%), 11/15/2023	BBB+/NR		1,023,390
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	A-/A3		1,664,735

		TOTAL			11,438,004

		Wyoming--0.4%
2,500,000		Lincoln County, WY, PCR Refunding Bonds (Series 1991), 3.40% TOBs (Pacificorp), Mandatory Tender 6/1/2010	A/A3		2,468,425

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $515,666,088)			550,482,459

		SHORT-TERM MUNICIPALS--2.7%
		Mississippi--0.3%
1,500,000		Jackson County, MS, Port Facility Daily VRDNs (Chevron U.S.A., Inc.)/(ChevronTexaco Corp. GTD)	NR/Aa2		1,500,000

		Pennsylvania--0.7%
3,200,000		Erie County, PA, Hospital Authority, (Series 1998B) Daily VRDNs (Hamot Health Foundation)/(AMBAC INS)/(National City Bank, Pennsylvania LIQ)	AAA/Aaa		3,200,000
1,000,000		Geisinger Authority, PA, Health System, (Series 2000) Daily VRDNs (J.P. Morgan Chase Bank LIQ)	AA-/Aa2		1,000,000

		TOTAL			4,200,000

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--continued
		Puerto Rico--0.3%
$1,700,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse First Boston LIQ)	AAA/Aaa		$1,700,000

		Texas--1.4%
7,900,000		Harris County, TX, HFDC, (Series 2002) Daily VRDNs (Methodist Hospital, Harris County, TX)	AA/NR		7,900,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			15,300,000

		TOTAL INVESTMENTS--99.0% (IDENTIFIED COST $530,966,088)[4]			565,782,459

		OTHER ASSETS AND LIABILITIES - NET--1.0%			5,754,880

		TOTAL NET ASSETS--100%			$571,537,339

Securities that are subject to the federal alternative minimum tax (AMT) represent 10.3% of the portfolio as calculated based upon total portfolio market value.

1 Please refer to the "Investment Ratings" section of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At September 30, 2003, these securities amounted to $27,786,650, which represents 4.9% of net assets. Included in these amounts are securities which have been deemed liquid amounting to $22,433,130 and representing 3.9% of net assets.

3 Denotes a restricted security that has been deemed liquid by criteria approved by the fund's Board of Directors.

4 The cost of investments for federal tax purposes amounts to $530,930,569.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
COPs	--Certificates of Participation
EDA	--Economic Development Authority
EDRB	--Economic Development Revenue Bond
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
INS	--Insured
ISD	--Independent School District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PSFG	--Permanent School Fund Guarantee
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

September 30, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $530,966,088)		$565,782,459
Income receivable		8,515,670
Receivable for shares sold		364,011

TOTAL ASSETS		574,662,140

Liabilities:
Payable for shares redeemed	$881,783
Net payable for swap contracts	1,282,194
Income distribution payable	600,910
Payable to bank	171,490
Payable for transfer agent and dividend disbursing agent fees and expense (Note 5)	60,268
Payable for Directors'/Trustees' fees	250
Payable for portfolio accounting fees (Note 5)	5,794
Payable for distribution services fee (Note 5)	53,059
Payable for shareholder services fee (Note 5)	60,723
Accrued expenses	8,330

TOTAL LIABILITIES		3,124,801

Net assets for 53,046,858 shares outstanding		$571,537,339

Net Assets Consist of:
Paid in capital		$561,830,061
Net unrealized appreciation of investments and swap contracts		33,534,177
Accumulated net realized loss on investments and swap contracts		(25,389,893)
Undistributed net investment income		1,562,994

TOTAL NET ASSETS		$571,537,339

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($484,348,218 ÷ 44,954,535 shares outstanding)		$10.77

Offering price per share (100/95.50 of $10.77)[1]		$11.28

Redemption proceeds per share		$10.77

Class B Shares:
Net asset value per share ($71,952,990 ÷ 6,678,213 shares outstanding)		$10.77

Offering price per share		$10.77

Redemption proceeds per share (94.50/100 of $10.77)[1]		$10.18

Class C Shares:
Net asset value per share ($15,236,131 ÷ 1,414,110 shares outstanding)		$10.77

Offering price per share (100/99.00 of $10.77)[1]		$10.88

Redemption proceeds per share (99.00/100 of $10.77)[1]		$10.66

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended September 30, 2003 (unaudited)

Investment Income:
Interest		$14,179,614

Expenses:
Investment adviser fee (Note 5)	$1,504,473
Administrative personnel and services fee (Note 5)	217,220
Custodian fees	20,171
Transfer and dividend disbursing agent fees and expenses (Note 5)	207,439
Directors'/Trustees' fees	7,045
Auditing fees	8,011
Legal fees	3,099
Portfolio accounting fees (Note 5)	69,417
Distribution services fee--Class B Shares (Note 5)	284,021
Distribution services fee--Class C Shares (Note 5)	56,672
Shareholder services fee--Class A Shares (Note 5)	608,577
Shareholder services fee--Class B Shares (Note 5)	94,674
Shareholder services fee--Class C Shares (Note 5)	18,891
Share registration costs	42,457
Printing and postage	27,793
Insurance premiums	1,205
Taxes	22,247
Miscellaneous	5,121

TOTAL EXPENSES	3,198,533

Waiver of shareholder services fee--Class A Shares (Note 5)	(340,803)

Net expenses		2,857,730

Net investment income		11,321,884

Realized and Unrealized Gain (Loss) on Investments and Swap Contracts:
Net realized gain on investments		5,611,278
Net realized loss on swap contracts		(720,000)
Net change in unrealized appreciation of investments		(1,997,598)
Net change in unrealized depreciation on swap contracts		(1,282,194)

Net realized and unrealized gain on investments and swap contracts		1,611,486

Change in net assets resulting from operations		$12,933,370

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2003	Year Ended 3/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,321,884	$23,815,547
Net realized gain on investments and swap contracts	4,891,278	7,893,012
Net change in unrealized appreciation/depreciation of investments and swap contracts	(3,279,792)	20,000,257

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,933,370	51,708,816

Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(9,874,504)	(20,792,539)
Class B Shares	(1,200,368)	(2,646,660)
Class C Shares	(239,104)	(378,006)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,313,976)	(23,817,205)

Share Transactions:
Proceeds from sale of shares	147,851,618	195,996,778
Net asset value of shares issued to shareholders in payment of distributions declared	7,401,149	15,322,075
Cost of shares redeemed	(142,136,438)	(213,075,196)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,116,329	(1,756,343)

Change in net assets	14,735,723	26,135,268

Net Assets:
Beginning of period	556,801,616	530,666,348

End of period (including undistributed net investment income of $1,562,994 and $1,555,086, respectively)	$571,537,339	$556,801,616

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

September 30, 2003 (unaudited)

1. ORGANIZATION

Federated Municipal Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. The investment objective of the Fund is to provide for its shareholders a high level of current income which is exempt from federal regular income tax.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Directors (the "Directors").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code ("the Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Directors.

Additional information on the illiquid restricted security held at September 30, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
Delaware Valley, PA, RITES (PA-1029), 10.1389%, 7/1/2017	6/18/2002	$4,851,123

Swap Contracts

The Fund may enter into swap contracts. A swap is an exchange of cash payments between the Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Fund recognizes a realized gain or loss. The swap contracts entered into by the Fund are on a forward settling basis. For the six months ended September 30, 2003, the Fund had a net realized loss on swap contracts of $720,000.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Fund uses swaps for hedging purposes to reduce its exposure to interest rate fluctuations.

At September 30, 2003, the Fund had the following open swap contract:

	Notional Principal Amount	Swap Contract Fixed Rate	Current Market Fixed Rate	Unrealized Depreciation
BMA Swap (expires 4/28/2014)	$40,000,000	4.08% Fixed	3.69%	$1,282,194

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

3. CAPITAL STOCK

At September 30, 2003, par value shares ($0.01 per share) authorized were as follows:

Share Class Name	Number of Par Value Capital Stock Authorized
Class A Shares	375,000,000
Class B Shares	250,000,000
Class C Shares	375,000,000
TOTAL	1,000,000,000

Transactions in capital stock were as follows:

	Six Months Ended 9/30/2003		Year Ended 3/31/2003
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	12,755,078	$137,214,159	16,107,021	$170,940,088
Shares issued to shareholders in payment of distributions declared	619,283	6,655,451	1,301,313	13,843,882
Shares redeemed	(11,797,029)	(127,093,675)	(18,048,551)	(192,498,203)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,577,332	$16,775,935	(640,217)	$(7,714,233)

	Six Months Ended 9/30/2003		Year Ended 3/31/2003
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	592,529	$6,409,370	1,880,272	$19,999,426
Shares issued to shareholders in payment of distributions declared	54,414	584,448	116,349	1,238,321
Shares redeemed	(1,169,827)	(12,559,727)	(1,781,697)	(18,929,112)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(522,884)	$(5,565,909)	214,924	$2,308,635

	Six Months Ended 9/30/2003		Year Ended 3/31/2003
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	391,226	$4,228,089	475,116	$5,057,264
Shares issued to shareholders in payment of distributions declared	15,017	161,250	22,518	239,872
Shares redeemed	(232,055)	(2,483,036)	(156,370)	(1,647,881)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	174,188	$1,906,303	341,264	$3,649,255

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,228,636	$13,116,329	(84,029)	$(1,756,343)

4. FEDERAL TAX INFORMATION

At September 30, 2003, the cost of investments for federal tax purposes was $530,930,569. The net unrealized appreciation of investments for federal tax purposes was $34,851,890. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $35,544,163 and net unrealized depreciation from investments for those securities having an excess of cost over value of $692,273.

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to the differing treatment for discount accretion/premium amortization on debt securities.

At March 31, 2003, the Fund had a capital loss carryforward of $29,340,291 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$28,689,576

2009	$ 650,715

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to (a) 0.30% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement ("Agreement"), provides the Fund with administrative personnel and services. The fee paid to FServ is based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $250 million
0.125%	on the next $250 million
0.100%	on the next $250 million
0.075%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares.

On August 22, 2003 the Directors approved a new Agreement. Effective November 1, 2003, the fee paid to FServ will be based on the aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares.

FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class B Shares and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the six months ended September 30, 2003, FSC retained $17,572 in sales charges from the sale of Class A Shares. FSC also retained $5,330 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. FServ may voluntarily choose to waive any portion of its fee. FServ can modify or terminate this voluntary waiver at any time at its sole discretion.

Interfund Transactions

During the six months ended September 30, 2003, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $239,800,000 and $266,329,256, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations (and in-kind contributions), for the six months ended September 30, 2003 were as follows:

Purchases	$184,034,767

Sales	$173,390,444

7. LEGAL PROCEEDINGS

In October 2003, Federated Investors, Inc. and various subsidiaries thereof (collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although Federated does not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from related regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Municipal Securities Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313913105
Cusip 313913204
Cusip 313913303

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

8110104 (11/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5      Audit Committee of Listed Registrants

            Not Applicable

Item 6      [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as defined in rule  30a-3(d)  under the Act),  or the  internal control over financial  reporting of its service  providers during the last fiscal  half  year  (the  registrant's  second  half year in the case of an annual report) that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Municipal Securities Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        November 19, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        November 19, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        November 19, 2003